Short Duration Portfolio
Short Duration Portfolio
INVESTMENT OBJECTIVE
The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Short Duration Portfolio Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Short Duration Portfolio Investor Shares
Management Fees	0.16%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses	0.20%
Administration Fees	0.05%
Other Operating Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.39%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short Duration Portfolio Investor Shares	40	125	219	493

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 283% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities that are U.S. Government Securities. Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. The Portfolio may also invest in:
  Other U.S. Government Securities and related custodial receipts
  Repurchase agreements related to the securities described above
  Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder
The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.88 and 2.73, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: Privately issued mortgage securities rated AAA or Aaa or AA or Aa by a NRSRO at the time of purchase; U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple investment strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
  Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
  Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
  Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
  Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
  Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
  Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
  Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, the Portfolio had not offered Investor Shares to investors. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN CALENDAR YEAR
[1]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

The total return for the 3-month period ended March 31, 2012 was 0.37%. Best Quarter Q2 '02 +2.37% Worst Quarter Q2 '04 -0.77%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Short Duration Portfolio	1 Year	5 Years	10 Years	Life of Portfolio		Inception Date
TCU Shares	1.44%	3.34%	3.44%	4.24%		Oct. 09, 1992
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	1.46%	3.90%	3.45%	4.48%		Oct. 09, 1992
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	1.56%	3.80%	3.38%	4.66%	[1]	Nov. 01, 1992
[1]	Since November 1, 1992.